OPERATING EXPENSES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating expenses	$ 513,281	$ 513,311
Partnership [Member]
Partnership percenatge	1.00%
Operating expenses	$ 330,536	341,420
Master expenses	$ 182,745	$ 171,891